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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22043
Invesco Dynamic Credit Opportunities Fund
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	2/28
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Dynamic Credit Opportunities Fund Quarterly Schedule of Portfolio Holdings May 31, 2017

invesco.com/us	VK-CE-DCO-QTR-1 05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–120.09% (b)(c)

Aerospace & Defense–3.36%

Cadence Aerospace, LLC, Term Loan	7.50%	05/09/2018		$2,466	$2,400,585
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.79%	08/11/2022		1,693	1,642,529
IAP Worldwide Services, Revolver Loan (Acquired 07/22/2014; Cost $1,299,963)(d)	0.00%	07/18/2018		1,300	1,273,964
Revolver Loan (Acquired 07/22/2014; Cost $144,440)	7.00%	07/18/2018		144	141,551
Second Lien Term Loan	8.00%	07/18/2019		1,660	1,627,023
Leidos Innovations Corp., Term Loan B	3.31%	08/16/2023		4,383	4,429,971
MHVC Acquisition Corp., Term Loan	6.30%	04/29/2024		1,101	1,111,662
NAC Aviation 8 Ltd. (Ireland), Jr. Term Loan (Acquired 03/24/2017; Cost $2,858,821)	7.49%	12/31/2020		2,859	2,858,821
TransDigm Inc., Term Loan E	4.08%	05/16/2022		6,532	6,555,610
Term Loan F	4.04%	06/09/2023		10,712	10,744,952
					32,786,668

Air Transport–1.88%

American Airlines, Inc., Term Loan B	3.49%	12/14/2023		3,282	3,292,221
Avolon TLB Borrower 1 (US) LLC, Term Loan B-1	3.26%	09/16/2020		1,207	1,219,679
Term Loan B-2	3.76%	03/21/2022		7,477	7,579,695
Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017		2,195	2,178,280
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020		3,488	3,592,480
United Airlines, Inc., Term Loan B	3.42%	04/01/2024		491	494,848
					18,357,203

Automotive–2.00%

Allison Transmission, Inc., Term Loan	3.03%	09/23/2022		1,229	1,242,481
American Axle & Manufacturing, Inc., Term Loan B	3.28%	04/06/2024		2,471	2,470,501
CH Hold Corp., Delayed Draw Term Loan(d)	0.00%	02/01/2024		104	103,911
Second Lien Term Loan	8.29%	02/01/2025		143	146,933
Term Loan	4.04%	02/01/2024		1,031	1,039,107
Dayco Products, LLC, Term Loan (e)	—	05/19/2023		951	954,152
Dealer Tire, LLC, Term Loan	4.94%	12/22/2021		31	31,332
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.00%	04/30/2019		21	21,592
Key Safety Systems, Inc., Term Loan	5.68%	08/29/2021		410	413,991
Superior Industries International, Inc., Term Loan	7.75%	03/22/2018	EUR	6,078	6,827,933
ThermaSys Corp., Term Loan (e)	—	05/03/2019		2,089	1,913,461
Tower Automotive Holdings USA, LLC, Term Loan	3.75%	03/07/2024		743	743,496
Transtar Holding Co., Delay Draw Term Loan(d)	0.00%	04/11/2022		239	238,845
Exit Term Loan	3.82%	04/11/2022		435	435,143
First Lien Term Loan	5.50%	04/11/2022		1,707	1,572,351
Term Loan	1.00%	04/11/2022		518	483,555
Wand Intermediate I L.P., Second Lien Term Loan	8.33%	09/17/2022		818	824,536
					19,463,320

Beverage and Tobacco–0.31%

Arctic Glacier U.S.A. Inc., Term Loan	5.29%	03/20/2024		726	735,981
Constellation Brands Canada, Inc. (Canada), First Lien Term Loan B-1	4.89%	12/15/2023		638	644,425
Culligan Holding, Inc., First Lien Term Loan B-1	5.00%	12/13/2023		893	901,164
Winebow Holdings, Inc., Second Lien Term Loan (Acquired 06/27/2014; Cost $822,820)	8.54%	12/31/2021		827	777,024
					3,058,594

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Building & Development–3.33%

American Builders & Contractors Supply Co., Inc., Term Loan B-1	3.54%	10/31/2023		$3,852	$3,875,906
Apcoa Parking Holdings GmbH (Germany), Term Loan B	4.25%	03/10/2024	EUR	3,141	3,575,302
Beacon Roofing Supply, Inc., Term Loan	3.75%	10/01/2022		639	644,017
Capital Automotive L.P., Second Lien Term Loan B	7.03%	03/24/2025		2,163	2,217,343
Term Loan B-2	4.03%	03/24/2024		3,893	3,932,264
DiversiTech Holdings, Inc., Second Lien Term Loan(e)	—	06/01/2025		291	295,487
Term Loan(e)	—	06/01/2024		691	693,716
Dry Mix Solutions Participations S.A.S. (France), First Lien Term Loan	3.50%	03/13/2024	EUR	3,200	3,628,735
Forterra Finance, LLC, Term Loan	4.04%	10/25/2023		2,106	1,989,513
HD Supply, Inc., Term Loan B-1	3.90%	08/13/2021		277	279,969
Term Loan B-2	3.90%	10/17/2023		2,066	2,080,450
Mueller Water Products, Inc., Term Loan B	3.58%	11/25/2021		301	303,897
Quikrete Holdings, Inc., First Lien Term Loan	3.79%	11/15/2023		7,044	7,029,986
Re/Max LLC, Term Loan	3.90%	12/15/2023		1,464	1,470,557
Realogy Group LLC, Term Loan	3.29%	07/20/2022		474	477,737
					32,494,879

Business Equipment & Services–10.38%

Allied Universal Holdco, LLC, First Lien Term Loan	4.79%	07/28/2022		2,366	2,382,132
Incremental Delayed Draw Term Loan(d)	0.00%	07/28/2022		673	672,888
Alorica Inc., Term Loan B	5.79%	06/30/2022		1,744	1,757,581
Asurion LLC, Second Lien Term Loan	8.54%	03/03/2021		10,682	10,818,635
Term Loan B-2	4.29%	07/08/2020		341	342,624
Term Loan B-4	4.29%	08/04/2022		194	194,993
Term Loan B-5	4.04%	11/03/2023		2,448	2,470,835
Blucora, Inc., Term Loan	4.76%	05/22/2024		1,631	1,645,061
Brickman Group Ltd. LLC, Revolver Loan(d)	0.00%	12/18/2018		580	539,352
Second Lien Term Loan	7.50%	12/17/2021		332	333,709
Caraustar Industries, Inc., Term Loan	6.65%	03/09/2022		292	293,977
Checkout Holding Corp., Term Loan B	4.54%	04/09/2021		3,403	3,014,703
Cotiviti Corp., First Lien Term Loan B	3.65%	09/28/2023		984	987,537
Term Loan A (Acquired 09/23/2016; Cost $1,281,845)	3.40%	09/28/2021		1,286	1,281,258
CRCI Holdings, Inc., Term Loan	6.65%	08/31/2023		1,375	1,385,602
Crossmark Holdings, Inc., First Lien Term Loan	4.65%	12/20/2019		1,923	1,411,344
Second Lien Term Loan	8.75%	12/21/2020		677	448,158
DigitalGlobe, Inc., Term Loan	3.79%	01/15/2024		3,387	3,397,658
Dream Secured Bondco AB (Sweden), Term Loan B-1-C (e)	—	10/21/2022	EUR	3,000	3,391,313
Equinix, Inc., Term Loan B-1	3.54%	01/08/2023		630	635,838
First Data Corp., Term Loan	4.03%	07/10/2022		1,133	1,141,287
Term Loan	3.53%	04/26/2024		13,158	13,243,791
Gartner, Inc., Incremental Term Loan B	3.04%	04/05/2024		648	654,421
Term Loan A	3.04%	03/16/2022		523	524,893
Genesys Telecom Holdings, U.S., Inc., Term Loan B-1	5.00%	12/01/2023	EUR	3,271	3,727,663
Term Loan B-1	5.16%	12/01/2023		4,511	4,549,264
Global Payments, Inc., Term Loan B-2	3.04%	04/21/2023		2,542	2,561,802
Hillman Group, Inc., Term Loan	4.65%	06/30/2021		1,491	1,504,699
Information Resources, Inc., First Lien Term Loan	5.26%	01/18/2024		1,699	1,719,311

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)

KAR Auction Services, Inc., Term Loan B-4	3.31%	03/11/2021		$276	$277,226
Term Loan B-5	3.56%	03/09/2023		3,075	3,089,625
Karman Buyer Corp., Incremental Term Loan B-2(e)	—	07/25/2021		1,930	1,912,994
Second Lien Term Loan	7.54%	07/25/2022		2,507	2,463,159
Lonestar Intermediate Super Holdings, LLC, Term Loan	10.04%	08/31/2021		3,328	3,446,823
Outfront Media Capital LLC, Term Loan	3.25%	03/18/2024		135	135,851
Peak 10, Inc., Second Lien Term Loan	8.41%	06/17/2022		416	413,296
Prime Security Services Borrower, LLC, Revolver Loan(d)	0.00%	05/02/2022		2,035	2,033,381
Term Loan B-1	4.29%	05/02/2022		1,590	1,605,348
Spin Holdco Inc., First Lien Term Loan	4.40%	11/14/2019		4,131	4,131,545
Synchronoss Technologies, Inc., Term Loan	4.08%	01/19/2024		1,083	1,007,491
Tempo Acquisition LLC, Term Loan	4.00%	05/01/2024		2,870	2,883,336
TNS Inc., First Lien Term Loan	5.05%	02/14/2020		333	336,588
Second Lien Term Loan	9.05%	08/14/2020		182	182,346
Trans Union LLC, Term Loan B-2	3.54%	04/09/2023		1,439	1,455,038
U.S. Security Associates Holdings, Inc., Term Loan	6.15%	07/14/2023		1,580	1,602,980
Ventia Deco LLC, Term Loan B (Acquired 08/17/2016-03/23/2017; Cost $1,653,160)	4.66%	05/21/2022		1,652	1,668,418
Wash MultiFamily Acquisition Inc., Canadian First Lien Term Loan	4.29%	05/13/2022		108	108,297
Canadian Second Lien Term Loan (Acquired 05/05/2015; Cost $23,243)	8.04%	05/14/2023		23	23,382
First Lien Term Loan	4.30%	05/16/2022		1,035	1,035,728
Second Lien Term Loan (Acquired 05/05/2015; Cost $132,686)	8.04%	05/12/2023		133	133,498
WEX Inc., Term Loan B	4.54%	07/01/2023		4,189	4,233,478
					101,212,157

Cable & Satellite Television–5.33%

Altice Financing S.A. (Luxembourg), Term Loan	3.91%	07/15/2025		1,241	1,243,599
Altice US Finance I Corp., Term Loan	3.28%	07/15/2025		2,538	2,536,748
Cable One, Inc., Incremental Term Loan B-1	3.43%	05/01/2024		527	531,675
Charter Communications Operating LLC, Term Loan I-1	3.30%	01/15/2024		6,985	7,037,042
CSC Holdings, LLC, Term Loan	3.25%	07/17/2025		4,515	4,513,949
ION Media Networks, Inc., Term Loan B-2	4.50%	12/18/2020		4,432	4,445,557
Mediacom Illinois LLC, Term Loan K	3.20%	02/15/2024		2,511	2,527,821
Numericable-SFR S.A. (France), Term Loan B-11	3.00%	06/22/2025	EUR	2,373	2,686,014
Telenet Financing USD LLC, Term Loan A-I	3.74%	06/30/2025		3,930	3,951,427
UPC Financing Partnership, Term Loan AP	3.74%	04/15/2025		10,885	10,954,670
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan I	3.74%	01/31/2025		7,815	7,856,801
WaveDivision Holdings, LLC, Term Loan	3.93%	10/15/2019		342	342,998
Ziggo Secured Finance Partnership, Term Loan E (e)	3.49%	04/15/2025		3,397	3,400,026
					52,028,327

Chemicals & Plastics–2.89%

Allnex & Cy S.C.A., Term Loan B1	3.25%	09/13/2023	EUR	1,911	2,170,746
Ashland LLC, Term Loan B (e)	—	05/25/2024		1,074	1,080,518
Axalta Coating Systems US Holdings, Inc., Term Loan B-2 (e)	—	06/30/2024		3,199	3,218,215
Charter NEX US, Inc., First Lien Term Loan	4.29%	05/16/2024		461	462,725
Chemours Co., (The), Term Loan B-1	3.50%	05/12/2022		626	631,097
Colouroz Investment LLC (Germany), Second Lien Term Loan	8.25%	09/06/2022	EUR	1,474	1,652,483
Second Lien Term Loan B-2	8.40%	09/05/2022		6,813	6,694,147
Constantia Flexibles Holding GmbH (Austria), Term Loan B-2-A	4.04%	04/30/2022		274	274,886
Ineos US Finance LLC, Term Loan	3.79%	03/31/2022		770	778,102

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)

MacDermid, Inc., Multicurrency Revolver Loan(d)	0.00%	06/07/2018		$1,096	$1,095,390
Revolver Loan(d)	0.00%	06/07/2018		1,096	1,095,391
Term Loan B-5	4.54%	06/07/2020		28	28,629
Term Loan B-6	4.04%	06/07/2023		999	1,007,198
Oxea Finance LLC, First Lien Term Loan B-1	4.50%	01/15/2020	EUR	2,681	3,021,851
First Lien Term Loan B-2	4.40%	01/15/2020		2,299	2,270,484
Proampac PG Borrower LLC, First Lien Term Loan	5.10%	11/20/2023		538	547,677
Royal Holdings, Inc., Second Lien Term Loan	8.65%	06/19/2023		216	216,489
Tata Chemicals North America Inc., Term Loan	3.94%	08/07/2020		826	829,215
Versum Materials, Term Loan	3.65%	09/30/2023		1,117	1,131,293
					28,206,536

Clothing & Textiles–1.09%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1	5.15%	05/27/2021		3,536	3,566,699
Second Lien Term Loan (Acquired 05/22/2014-04/12/2017; Cost $1,392,326)	9.65%	05/27/2022		1,401	1,418,759
Ascena Retail Group, Inc., Term Loan B	5.63%	08/21/2022		3,670	3,153,346
Oak Parent, Inc., Term Loan	5.54%	10/26/2023		1,706	1,703,777
Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B	3.29%	08/01/2023		295	298,223
Varsity Brands Holding Co., Inc., First Lien Term Loan	4.50%	12/10/2021		520	523,799
					10,664,603

Conglomerates–0.29%

Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.03%	08/29/2021		1,253	1,260,204
RGIS Services, LLC, Term Loan	8.65%	03/31/2023		1,183	1,182,537
Spectrum Brands, Inc., Term Loan	3.17%	06/23/2022		408	410,693
					2,853,434

Containers & Glass Products–3.09%

Aenova Holding GmbH (Germany), Second Lien Term Loan	8.50%	08/06/2021	EUR	2,750	2,789,557
Berlin Packaging, LLC, Second Lien Term Loan	7.75%	09/30/2022		449	452,544
Berry Plastics Corp., Term Loan I	3.52%	10/01/2022		651	656,475
Term Loan J	3.49%	01/19/2024		765	771,404
Term Loan L	3.24%	01/06/2021		1,397	1,406,763
BWAY Holding Co., Term Loan (e)	—	04/03/2024		526	525,702
Consolidated Container Co. LLC, Term Loan (e)	—	05/22/2024		1,131	1,140,605
Duran Group (Germany), Term Loan B-2	5.40%	03/21/2024		3,964	3,987,338
Fort Dearborn Holding Co., Inc., First Lien Term Loan	5.15%	10/19/2023		1,236	1,244,073
Second Lien Term Loan	9.65%	10/19/2024		231	227,273
Hoffmaster Group, Inc., First Lien Term Loan	5.54%	11/21/2023		1,868	1,892,627
ICSH Parent, Inc., Delayed Draw Term Loan(d)	0.00%	04/28/2024		261	260,906
First Lien Term Loan(e)	—	04/29/2024		1,444	1,445,017
Klockner Pentaplast of America, Inc., Revolver Loan (d)	0.00%	01/28/2020	EUR	5,000	5,608,547
Multi Packaging Solutions, Inc., Term Loan D	4.25%	10/14/2023		588	588,503
Ranpak Corp., Second Lien Term Loan	8.25%	10/03/2022		153	152,334
Term Loan B-1	4.29%	10/01/2021		470	471,729
Reynolds Group Holdings Inc., Incremental Term Loan	4.04%	02/05/2023		4,236	4,261,281
Tekni-Plex, Inc., Second Lien Term Loan (Acquired 04/15/2015; Cost $280,110)	8.79%	06/01/2023		282	282,538
TricorBraun Inc., Delayed Draw Term Loan(d)	0.00%	11/30/2023		180	179,922
Term Loan	4.90%	11/30/2023		1,776	1,794,725
					30,139,863

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cosmetics & Toiletries–0.78%

Coty Inc., Incremental Term Loan B	3.50%	10/27/2022		$1,444	$1,452,674
Galleria Co., Term Loan B	4.00%	09/29/2023		3,238	3,264,831
Prestige Brands, Inc., Term Loan B-4	3.79%	01/26/2024		2,869	2,896,668
					7,614,173

Drugs–1.46%

BPA Laboratories, First Lien Term Loan	3.67%	04/29/2020		1,605	1,460,169
Second Lien Term Loan	3.67%	04/29/2020		1,395	1,144,050
Endo LLC, Term Loan	5.31%	04/27/2024		4,826	4,914,613
Grifols Worldwide Operations USA, Inc., Term Loan B	3.20%	01/31/2025		2,331	2,337,516
Valeant Pharmaceuticals International, Inc. (Canada), Series F-1, Term Loan B	5.75%	04/01/2022		4,287	4,368,652
					14,225,000

Ecological Services & Equipment–0.69%

Advanced Disposal Services, Inc., Term Loan	3.70%	11/10/2023		672	677,288
Casella Waste Systems, Inc., Term Loan B-1	3.75%	10/17/2023		647	651,316
PHM France Holdco 19 S.A.S. (France), Term Loan B	3.75%	04/11/2023	EUR	2,777	3,168,349
PSSI Holdings LLC, Term Loan	4.80%	12/02/2021		365	368,597
Waste Industries USA, Inc., Term Loan B	3.79%	02/27/2020		595	601,097
WCA Waste Systems Inc., Term Loan	3.75%	08/11/2023		1,212	1,216,470
					6,683,117

Electronics & Electrical–17.05%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		4,947	4,763,408
Almonde, Inc. (United Kingdom), First Lien Term Loan(e)	—	04/26/2024	EUR	2,238	2,554,943
First Lien Term Loan(e)	—	04/26/2024		7,211	7,234,907
Second Lien Term Loan(e)	—	04/28/2025		490	501,555
Blackboard Inc., Term Loan B-4	6.16%	06/30/2021		4,027	4,046,151
Cavium, Inc., Term Loan B-1	3.28%	08/16/2022		1,226	1,232,584
CommScope, Inc., Term Loan 5	3.04%	12/29/2022		2,429	2,444,150
Compuware Corp., Term Loan B-3	5.29%	12/15/2021		441	445,195
Dell International LLC, Term Loan A-2	3.30%	09/07/2021		5,888	5,916,626
Term Loan B	3.55%	09/07/2023		10,209	10,280,243
Diamond US Holding LLC, Term Loan B	4.29%	04/06/2024		2,127	2,130,119
Diebold Nixdorf, Inc., Term Loan B	3.75%	11/06/2023		1,737	1,751,293
Go Daddy Operating Co., LLC, Term Loan	3.75%	04/03/2018	EUR	8,567	9,647,461
Term Loan	3.54%	02/15/2024		2,953	2,965,847
Hyland Software, Inc., Second Lien Term Loan(e)	—	05/23/2025		121	123,569
Term Loan	4.29%	07/01/2022		248	250,754
Integrated Device Technology, Inc., Term Loan B (Acquired 04/04/2017; Cost $997,448)	6.00%	04/04/2024		1,000	1,006,154
Kemet Corp., Term Loan	7.17%	04/26/2024		1,611	1,610,847
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021		1,826	1,826,291
Lully Finance LLC, Second Lien Term Loan B-1	9.53%	10/16/2023		913	908,417
Second Lien Term Loan B-2	7.25%	10/16/2023	EUR	8,715	9,878,309
MA Finance Co., LLC, Term Loan B-2	3.67%	11/19/2021		4,678	4,683,787
Term Loan B-3(e)	—	04/18/2024		1,231	1,232,574
MACOM Technology Solutions Holdings, Inc., Term Loan (e)	—	05/17/2024		1,588	1,588,620
Mediaocean LLC, First Lien Term Loan	5.30%	08/15/2022		1,752	1,768,483
Meter Reading Holding, LLC, Term Loan	6.95%	08/29/2023		2,383	2,421,580
Micron Technology, Inc., Term Loan	3.55%	04/26/2022		1,725	1,745,014

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)

Microsemi Corp., Term Loan B	3.33%	01/15/2023		$3,631	$3,651,253
Mirion Technologies, Inc., Term Loan	5.90%	03/31/2022		1,497	1,497,147
MKS Instruments, Inc., Term Loan B-2	3.79%	05/01/2023		1,550	1,565,106
MTS Systems, Term Loan B	5.25%	07/05/2023		1,396	1,414,883
NeuStar, Inc., Term Loan B-1(e)	—	09/02/2019		639	647,409
Term Loan B-2(e)	—	03/01/2024		2,446	2,477,447
Oberthur Technologies of America Corp., Term Loan B-1	3.75%	12/15/2023	EUR	3,990	4,530,974
Term Loan B-2(d)	0.00%	12/15/2023	EUR	3,735	4,241,938
Omnitracs, Inc., Second Lien Term Loan	8.90%	05/25/2021		181	182,639
ON Semiconductor Corp., Term Loan	3.29%	03/31/2023		7,634	7,680,543
Optiv Inc., Second Lien Term Loan	8.44%	01/31/2025		357	352,731
Term Loan	4.44%	02/01/2024		1,932	1,915,851
Quest Software US Holdings Inc., Term Loan	7.05%	10/31/2022		5,256	5,360,627
Ramundsen Holdings, LLC, Second Lien Term Loan	9.65%	01/31/2025		141	142,774
Term Loan B	5.40%	02/01/2024		351	354,751
Riverbed Technology, Inc., Term Loan	4.30%	04/25/2022		450	445,076
Rocket Software, Inc., Second Lien Term Loan	10.65%	10/14/2024		574	575,515
Term Loan	5.40%	10/14/2023		2,929	2,955,814
Seattle Spinco, Inc., Term Loan (e)	—	04/18/2024		8,313	8,323,876
SS&C Technologies, Inc., Term Loan B-1	3.29%	07/08/2022		1,989	2,004,313
Term Loan B-2	3.29%	07/08/2022		138	139,290
Sybil Software LLC, Term Loan	4.40%	09/30/2023		4,236	4,296,516
Term Loan B	3.50%	09/30/2023	EUR	3,705	4,220,572
Tempe Holdco Corp., Term Loan B	4.29%	12/01/2023		2,639	2,669,009
TTM Technologies, Inc., Term Loan B	5.29%	05/31/2021		392	399,020
Veritas US Inc., Term Loan B-1	6.63%	01/27/2023	EUR	11,879	13,429,291
VF Holding Corp., Term Loan B-1	4.29%	06/30/2023		109	109,621
Western Digital Corp., Term Loan B-2	3.78%	04/29/2023		5,737	5,797,361
					166,340,228

Equipment Leasing–0.06%

Delos Finance S.a.r.l., Term Loan	3.40%	10/06/2023		237	240,067
Flying Fortress Inc., Term Loan	3.40%	10/30/2022		327	330,129
					570,196

Financial Intermediaries–3.43%

Black Knight InfoServ, LLC, Term Loan B	3.31%	05/27/2022		673	679,371
Eagle Frankfurt GmbH (Germany), First Lien Term Loan B (e)	—	03/29/2024	EUR	2,891	3,274,881
GEO Group, Inc., Term Loan	3.25%	03/23/2024		1,213	1,216,674
iPayment Inc., Term Loan (Acquired 04/07/2017; Cost $1,497,340)	7.16%	04/11/2023		1,512	1,523,629
LPL Holdings, Inc., Term Loan	3.77%	03/10/2024		2,779	2,797,153
MoneyGram International, Inc., Term Loan	4.40%	03/27/2020		4,125	4,134,585
RJO Holdings Corp., Term Loan (Acquired 04/12/2017; Cost $1,806,650)	9.08%	05/05/2022		1,825	1,806,483
Term Loan (Acquired 04/12/2017; Cost $642,364)	13.06%	05/05/2022		649	642,305
RPI Finance Trust, Term Loan B-6	3.15%	03/27/2023		8,532	8,576,738
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	5.00%	12/17/2020	GBP	1,031	1,335,899
Stiphout Finance LLC, Second Lien Term Loan	9.00%	10/26/2023	EUR	2,790	3,183,501
Second Lien Term Loan (Acquired 07/21/2015; Cost $54,438)	9.04%	10/26/2023		55	54,534
Term Loan	4.79%	10/26/2022		312	314,280

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–(continued)

TMF Group Holdco B.V. (Netherlands), Term Loan B-2	3.50%	10/16/2023	EUR	2,204	$2,505,880
Walter Investment Management Corp., Term Loan B (e)	—	12/18/2020		$1,553	1,419,543
					33,465,456

Food & Drug Retailers–1.72%

Adria Group Holding B.V. (Netherlands), Term Loan (e)	—	06/04/2018	EUR	17,959	776,698
Albertsons, LLC, Term Loan B-4	4.04%	08/25/2021		10,711	10,785,086
Term Loan B-5	4.40%	12/21/2022		30	30,225
Term Loan B-6	4.45%	06/22/2023		181	182,528
Pret A Manger (United Kingdom), Delayed Draw Term Loan(d)	0.00%	12/31/2021	GBP	500	647,446
Term Loan B-2	5.29%	06/20/2022	GBP	3,021	3,922,612
Rite Aid Corp., Second Lien Term Loan 1	5.75%	08/21/2020		99	99,832
Second Lien Term Loan 2	4.88%	06/21/2021		298	299,158
					16,743,585

Food Products–3.18%

AdvancePierre Foods, Inc., Term Loan	6.00%	06/02/2023		2,846	2,852,646
Candy intermediate Holdings, Inc., Term Loan	5.65%	06/15/2023		2,843	2,711,793
Chefs’ Warehouse Parent, LLC, Term Loan	6.79%	06/22/2022		1,183	1,200,705
CSM Bakery Supplies LLC, First Lien Term Loan (e)	—	07/03/2020		1,412	1,328,119
Dole Food Co., Inc., Term Loan B	4.12%	04/06/2024		1,552	1,560,948
Hearthside Group Holdings, LLC, Revolver Loan(d)	0.00%	06/02/2019		1,478	1,476,710
Term Loan	4.04%	06/02/2021		405	409,069
Hostess Brands, LLC, Term Loan B	3.54%	08/03/2022		91	91,817
Jacobs Douwe Egberts International B.V., Term Loan B-5	3.44%	07/04/2022		1,934	1,952,041
JBS USA Lux S.A., Term Loan	3.50%	10/30/2022		6,855	6,763,712
Labeyrie Fine Foods S.A.S. (France), Term Loan B (e)	—	05/23/2023	EUR	3,709	4,156,410
Nomad Foods US LLC (United Kingdom), Term Loan B-2	3.76%	05/15/2024		1,417	1,429,429
Post Holdings, Inc., Incremental Term Loan	3.28%	05/24/2024		1,405	1,414,823
Incremental Term Loan 1(e)	—	05/24/2024		1,171	1,179,020
Revolver Loan(d)	0.00%	01/29/2019		2,283	2,281,171
Shearer’s Foods, LLC, Second Lien Term Loan (Acquired 06/19/2014; Cost $239,939)	7.90%	06/30/2022		241	234,227
					31,042,640

Food Service–2.73%

Landry’s, Inc., Term Loan B	3.75%	10/04/2023		1,753	1,755,501
New Red Finance, Inc., Term Loan B-3	3.31%	02/16/2024		5,897	5,912,908
NPC International, Inc., First Lien Term Loan	4.51%	04/19/2024		1,576	1,589,896
Second Lien Term Loan	8.51%	04/18/2025		496	502,398
Pizza Hut Holdings, LLC, Term Loan B	3.00%	06/16/2023		1,361	1,371,699
Red Lobster Management, LLC, Term Loan	6.29%	07/28/2021		1,113	1,125,997
Restaurant Holding Co., LLC, First Lien Term Loan	8.80%	02/28/2019		1,000	968,654
TMK Hawk Parent, Corp., Second Lien Term Loan (Acquired 09/26/2014; Cost $642,022)	8.54%	10/01/2022		646	646,340
Term Loan B-1	5.04%	10/01/2021		2,615	2,641,298
US Foods, Inc., Second Lien Incremental Term Loan	3.79%	06/27/2023		9,989	10,085,855
					26,600,546

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Health Care–4.62%

Acadia Healthcare Co., Inc., Term Loan B-1	3.79%	02/11/2022		$928	$937,568
Term Loan B-2	3.75%	02/16/2023		2,453	2,479,485
CareCore National, LLC, Term Loan	5.04%	03/05/2021		1,370	1,385,611
Community Health Systems, Inc., Incremental Term Loan G	3.90%	12/31/2019		317	317,210
Revolver Loan(d)	0.00%	01/27/2019		1,160	1,156,404
Convatec Inc., Term Loan B	3.54%	10/31/2023		373	375,988
DJO Finance LLC, Term Loan	4.27%	06/07/2020		502	498,071
Explorer Holdings, Inc., Term Loan	6.17%	05/02/2023		891	900,863
HC Group Holdings III, Inc., Term Loan	6.04%	04/07/2022		1,716	1,703,474
HCA, Inc., Term Loan B-9	3.04%	03/17/2023		677	680,380
Kindred Healthcare, Inc., Term Loan	4.69%	04/09/2021		265	266,391
Kinetic Concepts, Inc., Term Loan	4.40%	02/03/2024		2,490	2,465,633
Term Loan B(e)	—	02/03/2024	EUR	790	900,907
MPH Acquisition Holdings LLC, Term Loan	4.90%	06/07/2023		7,116	7,153,655
National Surgical Hospitals, Inc., First Lien Term Loan	4.54%	06/01/2022		1,053	1,056,333
New Millennium HoldCo, Inc., Term Loan	7.54%	12/21/2020		1,332	800,080
NewCo Sab BidCo S.A.S. (France), Term Loan B	3.00%	04/22/2024	EUR	2,049	2,306,070
Ortho-Clinical Diagnostics, Inc., Term Loan (e)	—	06/30/2021		807	810,388
Team Health Holdings, Inc., Term Loan	3.79%	02/06/2024		4,179	4,162,904
Unilabs Diagnostics AB (Sweden), Revolver Loan(d)	0.00%	03/12/2021	EUR	6,439	7,177,235
Term Loan B2	3.00%	03/30/2024	EUR	3,766	4,232,400
Western Dental Services, Inc., Term Loan (Acquired 11/02/2012-04/09/2014; Cost $2,405,831)	7.55%	11/01/2018		2,414	2,411,121
WP CityMD Bidco LLC, Term Loan (e)	—	05/24/2024		841	843,938
					45,022,109

Home Furnishings–1.88%

Comfort Holding, LLC, First Lien Term Loan	5.78%	02/05/2024		1,654	1,663,003
Second Lien Term Loan	11.03%	02/03/2025		355	343,642
Hilding Anders AB (Sweden), Jr. PIK Term Loan (Acquired 06/17/2014-11/23/2016; Cost $1,915,989)(g)	12.00%	06/30/2020	EUR	3,742	84,064
Second Lien Term Loan	7.00%	09/30/2020	EUR	8,999	9,426,336
Term Loan B-Y-2(e)	—	07/31/2020	EUR	1,749	1,964,389
Serta Simmons Bedding, LLC, First Lien Term Loan	4.59%	11/08/2023		4,789	4,812,576
					18,294,010

Industrial Equipment–2.56%

Accudyne Industries LLC, Revolver Loan(d)	0.00%	09/13/2019		3,112	2,831,654
Term Loan	4.15%	12/13/2019		5,635	5,618,717
Clark Equipment Co., Term Loan B (e)	—	05/12/2024		3,703	3,733,688
Crosby US Acquisition Corp., First Lien Term Loan	4.17%	11/23/2020		567	521,433
Second Lien Term Loan	7.17%	11/22/2021		862	717,917
Delachaux S.A. (France), Term Loan B-3	5.25%	10/28/2021	GBP	2,522	3,282,178
Filtration Group Corp., First Lien Term Loan	4.29%	11/23/2020		2,409	2,424,831
Generac Power System, Inc., Term Loan (Acquired 05/09/2017-05/11/2017;Cost $498,890)	3.40%	05/31/2023		497	501,570
Milacron LLC, Term Loan B	4.04%	09/25/2023		1,417	1,422,925
MX Holdings US, Inc., Term Loan B-1-B	3.79%	08/16/2023		205	207,565
North American Lifting Holdings, Inc., First Lien Term Loan	5.65%	11/27/2020		2,256	2,167,640
Tank Holding Corp., Term Loan	5.29%	03/16/2022		759	762,195
Terex Corp., Term Loan	3.54%	01/31/2024		746	748,998
					24,941,311

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Insurance–0.46%

Alliant Holdings I, L.P., Term Loan	4.42%	08/14/2022		$343	$344,456
AmWINS Group, LLC, First Lien Term Loan	3.78%	01/25/2024		1,205	1,208,291
Second Lien Term Loan	7.79%	01/25/2025		204	208,488
USI Inc., Term Loan (e)	—	05/16/2024		2,685	2,684,434
York Risk Services Holding Corp., Term Loan	4.90%	10/01/2021		16	15,430
					4,461,099

Leisure Goods, Activities & Movies–3.99%

Alpha Topco Ltd. (United Kingdom), Second Lien Term Loan	8.07%	07/29/2022		2,333	2,352,776
Term Loan B-3	4.57%	02/01/2024		7,638	7,655,227
AMC Entertainment Inc., Incremental Term Loan	3.28%	12/15/2023		1,351	1,358,998
Term Loan	3.25%	12/15/2022		1,558	1,569,775
Bright Horizons Family Solutions, Inc., Term Loan B	3.29%	11/07/2023		760	768,164
Cedar Fair, L.P., Term Loan B	3.29%	04/13/2024		223	225,491
CWGS Group, LLC, Term Loan	4.74%	11/08/2023		1,803	1,817,530
Dorna Sports, S.L. (Spain), Term Loan B-2	3.25%	04/12/2024	EUR	3,844	4,368,107
Term Loan B-2	5.02%	04/12/2024		1,654	1,651,391
Equinox Holdings Inc., First Lien Term Loan	4.29%	03/08/2024		1,474	1,489,304
Second Lien Term Loan	8.04%	09/08/2024		190	193,754
Fitness International, LLC, Term Loan B	5.40%	07/01/2020		957	970,435
MTL Publishing LLC, Term Loan B-5	3.49%	08/21/2023		2,966	2,976,417
Regal Cinemas Corp., Term Loan(e)	—	04/01/2022		985	991,007
Term Loan	3.54%	04/01/2022		1,519	1,528,640
Richmond UK Bidco Ltd. (United Kingdom), Term Loan B	4.50%	03/03/2024	GBP	1,899	2,487,271
Sabre GLBL Inc., Term Loan B-3	3.79%	02/22/2024		561	567,888
UFC Holdings, LLC, First Lien Term Loan	4.26%	08/18/2023		4,501	4,531,278
Second Lien Term Loan	8.51%	08/18/2024		1,437	1,470,150
					38,973,603

Lodging & Casinos–3.86%

B&B Hotels S.A.S. (France), Term Loan B	4.25%	03/14/2023	EUR	8,500	9,703,632
Belmond Interfin Ltd. (Bermuda), Term Loan	4.15%	03/21/2021		1,287	1,292,999
Boyd Gaming Corp., Term Loan B	3.45%	09/15/2023		1,160	1,166,596
Caesars Growth Properties Holdings, LLC, Term Loan	3.79%	05/08/2021		3,603	3,630,979
CityCenter Holdings, LLC, Term Loan B	3.50%	04/18/2024		1,089	1,094,802
Four Seasons Hotels Ltd. (Canada), Term Loan	3.54%	06/27/2020		4,064	4,115,838
GVC Holdings PLC (United Kingdom), Term Loan B	3.25%	03/03/2023	EUR	1,909	2,161,134
Las Vegas Sands, LLC/Venetian Casino Resort, LLC, Term Loan B	3.05%	03/29/2024		267	267,414
RHP Hotel Properties, LP, Term Loan B	3.44%	05/11/2024		864	870,267
Scientific Games International, Inc., Multicurrency Revolver Loan(d)	0.00%	10/18/2018		3,156	3,068,860
Term Loan B-3	5.06%	10/01/2021		5,273	5,361,227
Station Casinos LLC, Term Loan B	3.50%	06/08/2023		2,282	2,283,756
Tackle Group S.a.r.l. (Germany), Revolver Loan (d)	0.00%	05/08/2023	EUR	741	830,355
Twin River Management Group, Inc., Term Loan	4.65%	07/10/2020		1,836	1,849,931
					37,697,790

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Nonferrous Metals & Minerals–0.39%

American Rock Salt Co. LLC, First Lien Term Loan	4.90%	05/20/2021		$761	$764,737
First Lien Term Loan	4.90%	05/20/2021		283	284,435
Dynacast International LLC, First Lien Term Loan B-1	4.40%	01/28/2022		1,327	1,333,603
Second Lien Term Loan	9.65%	01/30/2023		547	549,976
Levantina Group (Spain), PIK Term Loan (Acquired 04/29/2014-12/31/2016; Cost $5,842,315) (g)	10.00%	06/30/2020	EUR	7,629	856,965
					3,789,716

Oil & Gas–6.14%

Ameriforge Group Inc., First Lien Term Loan (h)	5.00%	12/19/2019		26	14,341
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		2,968	2,068,372
Bronco Midstream Funding, LLC, Term Loan	5.17%	08/17/2020		2,081	2,109,847
California Resources Corp., Term Loan	11.38%	12/31/2021		2,103	2,338,116
Citgo Holdings, Inc., Term Loan	9.65%	05/12/2018		4,081	4,141,877
Citgo Petroleum Corp., Term Loan B	4.65%	07/29/2021		625	627,261
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		2,575	2,560,226
Drillships Financing Holding Inc., Term Loan B-1 (f)(h)	0.00%	03/31/2021		6,415	4,657,390
Fieldwood Energy LLC, First Lien Term Loan	8.38%	09/30/2020		1,103	989,542
Second Lien Term Loan	8.38%	09/30/2020		1,363	1,013,505
Term Loan	3.92%	09/28/2018		2,331	2,268,340
Term Loan	8.04%	08/31/2020		2,034	1,955,106
Floatel International Ltd., Term Loan	6.15%	06/27/2020		3,756	2,981,521
Gulf Finance, LLC, Term Loan B	6.30%	08/25/2023		4,850	4,692,000
HGIM Corp., Term Loan B	5.64%	06/18/2020		4,844	2,824,785
Jonah Energy LLC, Second Lien Term Loan	7.54%	05/12/2021		1,778	1,746,890
Osum Production Corp. (Canada), Term Loan (Acquired 08/04/2014-05/04/2017; Cost $2,252,963)	6.54%	07/31/2020		2,493	2,044,242
Pacific Drilling S.A. (Luxembourg), Term Loan	4.63%	06/03/2018		339	167,945
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (h)	5.75%	07/16/2021		1,407	564,197
Petroleum GEO-Services ASA, Term Loan	3.65%	03/19/2021		5,488	4,566,861
Samchully Midstream 3 LLC, Term Loan	5.90%	10/20/2021		2,033	1,992,675
Seadrill Operating L.P., Term Loan	4.15%	02/21/2021		11,366	7,863,573
Southcross Energy Partners, L.P., Term Loan	5.40%	08/04/2021		1,035	931,600
Veresen Midstream US LLC, Term Loan B-2	4.54%	03/31/2022		1,542	1,554,391
Weatherford International Ltd. (Bermuda), Term Loan	3.35%	07/13/2020		3,222	3,189,681
					59,864,284

Publishing–1.38%

Getty Images, Inc., Revolver Loan(d)	0.00%	10/18/2017		4,196	4,111,862
Term Loan	4.75%	10/18/2019		1,746	1,609,715
Merrill Communications LLC, Term Loan	6.42%	06/01/2022		1,303	1,305,092
Nielsen Finance LLC, Term Loan B-4	2.99%	10/04/2023		4,502	4,523,682
ProQuest LLC, Term Loan	5.29%	10/24/2021		1,846	1,872,121
					13,422,472

Radio & Television–2.48%

Gray Television, Inc., Term Loan B-2	3.50%	02/07/2024		354	357,411
iHeartCommunications, Inc., Term Loan D	7.79%	01/30/2019		13,774	11,397,745
Term Loan E	8.54%	07/31/2019		14,242	11,831,287
Sinclair Television Group, Inc., Term Loan B	3.30%	01/03/2024		597	598,084
					24,184,527

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Retailers (except Food & Drug)–7.51%

Action Holding B.V. (Netherlands), Term Loan B	3.50%	02/25/2022	EUR	909	$1,037,833
Bass Pro Group, LLC, Term Loan	4.24%	06/05/2020		$325	325,625
Term Loan	6.15%	12/16/2023		6,702	6,518,065
BJ’s Wholesale Club, Inc., Term Loan B	4.75%	02/03/2024		655	654,677
Cortefiel, S.A. (Spain), PIK Term Loan B-1(g)	1.00%	03/21/2018	EUR	1,973	1,782,242
PIK Term Loan B-2(g)	1.00%	03/21/2018	EUR	2,164	1,954,088
PIK Term Loan B-3(g)	1.00%	03/21/2018	EUR	2,784	2,514,280
PIK Term Loan B-3(g)	1.00%	03/21/2018	EUR	2,514	2,270,908
David’s Bridal, Inc., Term Loan	5.25%	10/11/2019		1,071	857,844
Fullbeauty Brands Holdings Corp., Term Loan	5.79%	10/14/2022		1,845	1,411,374
J. Crew Group, Inc., Term Loan	4.09%	03/05/2021		651	447,755
Lands’ End, Inc., Term Loan B	4.29%	04/02/2021		3,240	2,802,644
Moran Foods LLC, Term Loan	7.04%	12/05/2023		1,934	1,914,486
National Vision, Inc., Revolver Loan(d)	0.00%	03/13/2019		1,744	1,604,461
Second Lien Term Loan	6.79%	03/13/2022		94	92,180
Party City Holdings Inc., Term Loan	4.17%	08/19/2022		983	985,673
Payless Inc., DIP Term Loan(d)(h)	0.00%	10/31/2017		532	531,883
DIP Term Loan(h)	3.75%	10/31/2017		316	319,130
Second Lien Term Loan(h)	12.50%	03/11/2022		1,222	63,398
Term Loan (Acquired 03/06/2014-09/30/2014; Cost $3,990,006)(h)	9.00%	03/11/2021		4,004	2,045,576
Petco Animal Supplies, Inc., Term Loan	4.17%	01/26/2023		5,484	5,111,524
Pier 1 Imports (U.S.), Inc., Term Loan	4.54%	04/30/2021		856	826,007
Savers Inc., Term Loan	5.00%	07/09/2019		3,084	2,833,310
Sears Roebuck Acceptance Corp., Term Loan	5.54%	06/30/2018		10,210	10,044,239
THOM Europe S.A.S. (France), Revolver Loan (Acquired 05/21/2015-09/14/2015; Cost $5,845,974)(d)	0.00%	01/18/2019	EUR	5,444	6,116,013
Revolver Loan (Acquired 05/21/2015-09/14/2015; Cost $1,670,278)	1.68%	01/18/2019	EUR	1,556	1,747,432
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.04%	08/21/2019		6,910	6,719,663
Toys ‘R’ Us-Delaware, Inc., Canadian Term Loan A-1 (Acquired 10/09/2014; Cost $1,023,378)	8.42%	10/24/2019		1,038	1,048,803
Term Loan A-1 (Acquired 10/09/2014; Cost $1,268,985)	8.42%	10/24/2019		1,288	1,300,515
Term Loan B-2	5.25%	05/25/2018		143	138,065
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	6,597	5,305,692
Watson BidCo B.V. (Netherlands), Term Loan B (e)	—	05/18/2024	EUR	1,671	1,897,777
					73,223,162

Steel–0.06%

Atkore International, Inc., Incremental Term Loan	4.15%	12/22/2023		604	609,714

Surface Transport–1.99%

Kenan Advantage Group, Inc., Canadian Term Loan	4.04%	07/29/2022		122	122,746
Term Loan	4.04%	07/29/2022		1,209	1,212,877
PODS LLC, Term Loan B-2	4.25%	02/02/2022		1,525	1,540,552
U.S. Shipping Corp., Term Loan B-2	5.29%	06/26/2021		1,939	1,818,064
XPO Logistics, Inc., Term Loan B	3.41%	11/01/2021		1,595	1,607,733
Zeus Bidco Ltd. (United Kingdom), Term Loan (Acquired 03/27/2017;Cost $12,704,855)	7.59%	03/29/2024	GBP	10,325	13,104,021
					19,405,993

Telecommunications–9.38%

Avaya Inc., DIP Term Loan	8.52%	01/24/2018		1,087	1,123,463
CenturyLink, Inc., Term Loan B (e)	—	01/31/2025		10,938	10,929,742
Colorado Buyer Inc., Term Loan	4.17%	05/01/2024		1,891	1,903,763
Communications Sales & Leasing, Inc., Term Loan B	4.04%	10/24/2022		5,437	5,471,967

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Telecommunications–(continued)

Consolidated Communications, Inc., Incremental Term Loan (e)	—	10/05/2023	$8,887	$8,950,344
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019	3,800	3,823,874
Frontier Communications Corp., Term Loan	3.80%	03/31/2021	3,337	3,270,531
GTT Communications, Inc., Term Loan	5.06%	01/09/2024	2,301	2,333,267
Intelsat Jackson Holdings S.A., Term Loan B-2	3.89%	06/30/2019	3,588	3,550,978
Level 3 Financing, Inc., Term Loan B	3.26%	02/22/2024	12,559	12,592,802
LTS Buyer LLC, First Lien Term Loan B	4.40%	04/13/2020	49	48,927
Sprint Communications Inc., Term Loan	3.56%	02/02/2024	8,652	8,687,048
Syniverse Holdings, Inc., Term Loan	4.17%	04/23/2019	4,059	3,879,939
Term Loan B	4.15%	04/23/2019	2,706	2,618,196
Telesat LLC, Term Loan B-4	4.15%	11/17/2023	9,257	9,367,952
U.S. Telepacific Corp., Term Loan	6.04%	05/02/2023	2,027	2,012,683
Windstream Services, LLC, Term Loan B-6	5.01%	03/29/2021	7,323	7,381,003
Term Loan B-7	4.26%	02/17/2024	791	791,441
Zayo Group, LLC, Incremental Term Loan B-1	3.01%	01/19/2021	974	980,471
Incremental Term Loan B-2	3.51%	01/19/2024	1,770	1,783,851
				91,502,242

Utilities–8.34%

AES Corp. (The), Term Loan (e)	—	05/24/2022	1,418	1,418,236
APLP Holdings L.P. (Canada), Term Loan	5.29%	04/13/2023	1,713	1,719,752
Aria Energy Operating LLC, Term Loan	5.54%	05/27/2022	788	791,644
Calpine Corp., Term Loan	2.80%	11/30/2017	2,815	2,827,025
Term Loan	2.80%	12/31/2019	732	733,006
Term Loan	3.90%	01/15/2024	3,221	3,219,128
Term Loan	3.90%	01/15/2024	7,056	7,052,857
Term Loan B-7	3.90%	05/31/2023	4,987	4,983,612
Dynegy Inc., Term Loan C-1	4.25%	02/07/2024	6,308	6,307,326
Eastern Power, LLC, Term Loan	5.04%	10/02/2023	3,217	3,204,930
Energy Future Intermediate Holding Co. LLC, Term Loan	4.29%	06/30/2017	1,548	1,556,562
Granite Acquisition, Inc., First Lien Term Loan B	5.15%	12/17/2021	2,669	2,674,578
First Lien Term Loan C	5.15%	12/17/2021	119	119,123
Lightstone Holdco LLC, Term Loan B	5.54%	01/30/2024	2,623	2,574,565
Term Loan C	5.54%	01/30/2024	308	302,752
Nautilus Power, LLC, Term Loan	5.54%	05/16/2024	1,953	1,941,983
NRG Energy, Inc., Revolver Loan A(d)	0.00%	07/01/2018	23,095	22,916,177
Revolver Loan A	0.64%	07/01/2018	1,196	1,186,787
Pike Corp., Second Lien Term Loan (Acquired 03/07/2017; Cost $127,908)	9.05%	09/10/2024	129	131,437
Term Loan	4.80%	03/10/2024	667	674,341
Southeast PowerGen LLC, Term Loan B	4.65%	12/02/2021	779	756,000
Talen Energy Supply, LLC, Term Loan B-1	5.05%	07/06/2023	310	292,656
USIC Holding, Inc., Term Loan	5.17%	12/09/2023	2,086	2,104,056
Vistra Operations Co. LLC, Incremental Term Loan	4.26%	12/14/2023	1,520	1,522,896
Term Loan	3.79%	08/04/2023	8,460	8,413,171
Term Loan C	3.79%	08/04/2023	1,934	1,923,602
				81,348,202
Total Variable Rate Senior Loan Interests				1,171,290,759

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Bonds & Notes–21.43%

Aerospace & Defense–0.31%
LMI Aerospace, Inc.	7.38%	07/15/2019		$2,894	$3,024,230

Air Transport–0.44%

LATAM Airlines Group S.A. (Chile)	4.50%	08/15/2025		472	459,715
Mesa Airlines, Inc. (i)	5.75%	01/15/2024		3,734	3,804,450
					4,264,165

Automotive–1.18%

Federal-Mogul Holdings Corp.	4.88%	04/15/2022	EUR	310	348,239
Federal-Mogul Holdings Corp. (j)	4.88%	04/15/2024	EUR	8,703	9,830,769
Schaeffler AG (Germany) (i)	4.13%	09/15/2021		627	645,810
Schaeffler AG (Germany) (i)	4.50%	09/15/2023		627	645,026
					11,469,844

Business Equipment & Services–4.01%

Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	SEK	34,923	4,047,323
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	EUR	1,000	1,134,914
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	EUR	7,530	8,545,904
ICBPI (United Kingdom) (i)	7.13%	05/30/2021	EUR	3,750	4,406,759
ICBPI (United Kingdom) (i)(j)	8.00%	05/30/2021	EUR	7,000	8,091,360
ICBPI (United Kingdom) (i)	8.25%	05/30/2021	EUR	4,750	5,634,721
TeamSystems S.p.A. (Italy) (i)(j)	7.25%	05/20/2022	EUR	6,500	7,284,678
					39,145,659

Cable & Satellite Television–1.47%

Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/2023		536	572,850
Altice Financing S.A. (Luxembourg) (i)	7.50%	05/15/2026		3,064	3,385,720
Altice US Finance I Corp. (i)	5.50%	05/15/2026		7,531	7,916,964
Virgin Media Investment Holdings Ltd.	5.13%	02/15/2022	GBP	100	129,489
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	08/15/2026		2,252	2,316,745
					14,321,768

Chemicals & Plastics–0.27%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,834	2,663,584

Containers & Glass Products–2.78%

Ardagh Glass Finance PLC (i)(j)	4.43%	05/15/2021		1,163	1,189,167
Ardagh Glass Finance PLC (i)	6.63%	09/15/2023	EUR	11,405	13,679,415
Horizon Holdings III (France) (i)	8.25%	02/15/2022	EUR	7,259	8,779,224
LA Holding B.V. (Netherlands) (i)	8.00%	10/01/2021	EUR	1,753	2,138,457
Reynolds Group Holdings, Inc. (i)(j)	4.66%	07/15/2021		1,310	1,339,475
					27,125,738

Electronics & Electrical–0.31%

Blackboard Inc. (i)	9.75%	10/15/2021		2,320	2,308,400
Micron Technology, Inc.	7.50%	09/15/2023		648	725,558
					3,033,958

Financial Intermediaries–4.23%

Cabot Financial S.A. (Luxembourg) (i)(j)	5.88%	11/15/2021	EUR	1,797	2,130,775
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)(j)	5.50%	10/01/2021	EUR	1,472	1,686,643
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	11,354	16,361,881
Lindorff Group AB (Norway) (i)(j)	5.50%	08/15/2020	EUR	4,837	5,461,380
Nemean Bondco PLC (United Kingdom) (i)(j)	6.82%	02/01/2023	GBP	746	962,386

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–(continued)

Nemean Bondco PLC (United Kingdom) (i)	7.38%	02/01/2024	GBP	7,963	$10,476,181
Promontoria MCS (France) (i)(j)	5.75%	09/30/2021	EUR	2,124	2,463,548
Saga MidCo Ltd. (United Kingdom) (i)	3.38%	05/12/2024	GBP	1,314	1,697,553
					41,240,347

Food & Drug Retailers–0.13%

Adria Group Holding B.V. (Netherlands) (i)(j)	4.92%	08/08/2017	EUR	4,000	1,303,085

Health Care–1.96%

Care UK Health & Social Care PLC (United Kingdom) (i)(j)	5.34%	07/15/2019	GBP	4,029	5,191,167
DJO Finance LLC	10.75%	04/15/2020		$3,041	2,630,465
DJO Finance LLC (i)	8.13%	06/15/2021		1,186	1,108,910
IDH Finance PLC (United Kingdom) (i)	6.25%	08/15/2022	GBP	4,295	5,312,540
IDH Finance PLC (United Kingdom) (i)(j)	6.32%	08/15/2022	GBP	3,875	4,842,964
					19,086,046

Lodging & Casinos–1.19%

ESH Hospitality, Inc. (i)	5.25%	05/01/2025		834	853,807
Travelodge Hotels Ltd. (United Kingdom) (j)	5.20%	05/15/2023	GBP	6,000	7,837,001
Travelodge Hotels Ltd. (United Kingdom) (i)	8.50%	05/15/2023	GBP	2,048	2,921,118
					11,611,926

Nonferrous Metals & Minerals–0.64%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		6,200	6,262,000

Oil & Gas–0.05%

FTS International, Inc. (i)(j)	8.63%	06/15/2020		439	444,488

Radio & Television–0.31%

Clear Channel International B.V. (i)	8.75%	12/15/2020		2,883	3,070,395

Rail Industries–0.04%

Channel Link Enterprises Finance PLC (United Kingdom) (j)	2.71%	06/30/2050	EUR	383	438,960

Retailers (except Food & Drug)–1.55%

Claire’s Stores Inc. (i)	6.13%	03/15/2020		734	309,198
New Look PLC (United Kingdom) (i)	6.50%	07/01/2022	GBP	500	556,369
New Look PLC (United Kingdom) (i)	8.00%	07/01/2023	GBP	8,500	8,287,797
TWIN SET - Simona Barbieri S.p.A. (Italy) (i)(j)	5.54%	07/15/2019	EUR	5,277	5,943,624
					15,096,988

Surface Transport–0.14%

Avis Budget Car Rental, LLC (i)	4.13%	11/15/2024	EUR	1,038	1,128,980
Hertz Corp. (i)	5.50%	10/15/2024		282	225,600
					1,354,580

Telecommunications–0.42%

Communications Sales & Leasing, Inc. (i)	6.00%	04/15/2023		842	880,942
Communications Sales & Leasing, Inc. (i)	7.13%	12/15/2024		205	206,025
Goodman Networks Inc.	12.13%	07/01/2018		4,887	1,832,625
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/2021		500	523,750
Windstream Services, LLC	6.38%	08/01/2023		20	17,050
Zayo Group, LLC (i)	5.75%	01/15/2027		596	631,015
					4,091,407
Total Bonds & Notes					209,049,168

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Shares	Value

Common Stocks & Other Equity Interests–7.09%(k)

Aerospace & Defense–0.42%

IAP Worldwide Services (Acquired 07/18/2014-08/18/2014; Cost $239,759) (i)(l)	221	$4,065,233

Automotive–0.01%

Transtar Holding Co., Class A	2,348,384	136,206

Building & Development–0.51%

Axia Inc. (Acquired 03/19/2010; Cost $1,404,030) (i)(l)	101	902,023
BMC Stock Holdings, Inc. (l)	178,263	3,476,128
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/2010; Cost $24,140,508) (i)(l)	2,339	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/2010; Cost $285,788) (i)(l)	28	0
Newhall Holding Co., LLC, Class A (Acquired 08/23/2007-03/28/2013; Cost $2,012,144) (i)(l)	237,569	593,923
		4,972,074

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A	344	27,699

Conglomerates–0.02%

Euramax International, Inc. (Acquired 07/09/2009; Cost $1,962,106) (i)(l)	1,870	149,584

Drugs–0.00%

BPA Laboratories, Class A, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (i)(l)	4,658	0
BPA Laboratories, Class B, Wts. expiring 04/29/2024 (Acquired 04/29/2014; Cost $0) (i)(l)	7,468	0
	0

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (i)(l)	2,144	11,792
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0) (i)(l)	1,142	1,257
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0) (i)(l)	3,333	33
		13,082

Forest Products–0.02%

Verso Corp., Class A (l)	61,544	210,480

Health Care–0.02%

New Millennium Holdco (i)(l)	148,019	204,414

Leisure Goods, Activities & Movies–0.50%

Metro-Goldwyn-Mayer, Inc. (l)	50,602	4,880,563

Lodging & Casinos–0.35%

Twin River Management Group, Inc. (Acquired 11/05/2010; Cost $448,969) (i)(l)	41,966	3,378,263

Nonferrous Metals & Minerals–0.21%

Arch Coal, Inc. (l)	28,790	$2,037,468
Levantina Group (Spain) (Acquired 04/29/2014-06/24/2015; Cost $0) (i)(l)	122,172	0
		2,037,468

Oil & Gas–0.49%

CJ Holding Co. (l)	28,759	970,904
Samson Investment Co.	163,748	3,766,204
		4,737,108

Publishing–0.64%

Affiliated Media, Inc. (i)(l)	87,369	2,053,167
Merrill Communications LLC, Class A (i)(l)	602,134	4,139,671
Tronc, Inc. (l)	6,064	68,038
		6,260,876

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

			Shares		Value

Surface Transport–3.22%

Nobina Europe AB (Sweden)				4,969,706	$31,448,769

Utilities–0.68%

Bicent Power, LLC, Series A, Wts. expiring 08/21/2022, (Acquired 08/21/2012; Cost $0) (i)(l)				2,024	0
Bicent Power, LLC, Series B, Wts. expiring 08/21/2022, (Acquired 08/21/2012; Cost $0) (i)(l)				3,283	0
Vistra Operations Co. LLC, Rts. expiring 12/31/2046 (i)(l)				412,446	419,458
Vistra Operations Co. LLC				412,446	6,091,827
Vistra Operations Co. LLC (l)				675,351	101,303
					6,612,588
Total Common Stocks & Other Equity Interests					69,134,407

	Interest Rate	Maturity Date	Principal Amount (000)(a)

Structured Products–4.51%

Adagio V CLO DAC (Ireland) (i)(j)	6.70%	10/15/2029	EUR	786	888,888
ALME Loan Funding V B.V. (Ireland) (i)(j)	6.00%	07/15/2029	EUR	1,250	1,402,934
Apidos CLO X (i)(j)	7.42%	10/30/2022		$955	958,001
Atrium X LLC (i)(j)	5.66%	07/16/2025		250	245,467
Avoca CLO XVI DAC (United Kingdom) (i)(j)	6.25%	07/15/2029	EUR	2,235	2,545,110
Avoca CLO XVII DAC (United Kingdom) (i)(j)	5.95%	01/15/2030	EUR	3,750	4,207,823
Babson CLO Ltd. (i)(j)	5.66%	01/18/2025		1,230	1,193,407
Cairn CLO VI B.V. (Netherlands) (i)(j)	6.25%	07/25/2029	EUR	1,898	2,146,136
Carlyle Global Market Strategies CLO, Ltd. (i)(j)	6.68%	02/14/2025		1,200	1,214,681
Elm Park CLO DAC (i)(j)	6.40%	04/16/2029	EUR	3,000	3,420,140
Gallatin Funding CLO VII, Ltd. (i)(j)	6.83%	07/15/2023		1,838	1,842,378
KKR Financial CLO, Ltd. (i)(j)	6.63%	12/15/2024		3,172	3,187,709
Madison Park Funding XIV, Ltd. (i)(j)	6.56%	07/20/2026		1,060	980,578
NewStar Berkeley Fund CLO LLC (i)(j)	6.26%	10/25/2028		1,694	1,634,752
OCP Euro CLO (Ireland) (i)(j)	5.35%	06/18/2030	EUR	2,750	3,035,086
Octagon Investment Partners XIX, Ltd. (i)(j)	6.01%	04/15/2026		1,639	1,536,318
Octagon Investment Partners XVIII, Ltd. (i)(j)	6.43%	12/16/2024		2,365	2,361,503
Orwell Park CLO Ltd. (i)(j)	4.45%	07/18/2029	EUR	1,125	1,199,442
Regatta IV Funding Ltd. (i)(j)	6.11%	07/25/2026		1,000	951,584
St. Paul’s IV CLO (Ireland) (i)(j)	4.47%	04/25/2028		1,000	1,111,342
St. Paul’s IV CLO (Ireland) (i)(j)	5.67%	04/25/2028		500	537,964
Symphony CLO VIII, Ltd. (i)(j)	7.16%	01/09/2023		3,116	3,132,264
Symphony CLO XI, Ltd. (i)(j)	6.41%	01/17/2025		1,030	1,042,197
Voya CLO III, Ltd. (i)(j)	4.66%	12/13/2020		1,298	1,302,266
Voya CLO IV, Ltd. (i)(j)	5.40%	06/14/2022		395	397,721
Voya CLO, Ltd. (i)(j)	5.66%	01/18/2026		1,573	1,518,069
Total Structured Products					43,993,760

			Shares

Preferred Stocks–0.00%

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (i)(l)				649	6,489

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 07/31/2014-01/06/2016; Cost $0) (i)(l)				5,748	0
Total Preferred Stocks					6,489

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

	Shares	Value

Money Market Funds–0.39%

Government & Agency Portfolio – Institutional Class, 0.71% (m)	2,311,053	$2,311,053
Treasury Portfolio – Institutional Class, 0.67% (m)	1,540,702	1,540,702
Total Money Market Funds		3,851,755
TOTAL INVESTMENTS(n)–153.51% (Cost $1,526,658,273)		1,497,326,338
BORROWINGS–(33.83)%		(330,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(10.25)%		(100,000,000)
OTHER ASSETS LESS LIABILITIES–(9.43)%		(91,963,764)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$975,362,574

Investment Abbreviations:

CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-possession
EUR	—Euro
GBP	—British Pound
Jr.	—Junior
PIK	—Payment in Kind
Rts.	—Rights
SEK	—Swedish Krona
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.
(e)	This floating rate interest will settle after May 31, 2017, at which time the interest rate will be determined.
(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security, at May 31, 2017, represented less than 1% of the Fund’s Net Assets.
(g)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A., PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A., PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A., PIK Term Loan B-3	5.65	1.00
Hilding Anders AB, Jr. PIK Term Loan	—	12.00
Levantina Group, PIK Term Loan	—	10.00
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $232,768,550, which represented 23.86% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.
(k)	Security acquired through the restructuring of senior loans.
(l)	Non-income producing security.
(m)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2017.
(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Credit Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Dynamic Credit Opportunities Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Dynamic Credit Opportunities Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.    Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance.    Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Invesco Dynamic Credit Opportunities Fund

I.	Foreign Risk – The Fund may invest in senior loans to borrowers that are organized or located in countries other than the United States. Investment in non-U.S. issuers involves special risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors’ rights, the potential inability to enforce legal judgments and the potential for political, social and economic adversity. Investments by the Fund in non-U.S. dollar denominated investments will be subject to currency risk. The Fund also may hold non-U.S. dollar denominated senior loans or other securities received as part of a reorganization or restructuring. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.
J.	Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

K.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2017, there were transfers from Level 3 to Level 2 of $34,292,230, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $11,944,103, due to third-party vendor quotations utilizing single market quotes.

Invesco Dynamic Credit Opportunities Fund

	Level 1	Level 2	Level 3	Total

Variable Rate Senior Loan Interests	$—	$1,061,114,361	$110,176,398	$1,171,290,759

Bonds & Notes	—	209,049,168	—	209,049,168

Common Stocks & Other Equity Interests	44,331,314	15,599,683	9,203,410	69,134,407

Structured Products	—	43,993,760	—	43,993,760

Preferred Stocks	—	—	6,489	6,489

Money Market Funds	3,851,755	—	—	3,851,755

	48,183,069	1,329,756,972	119,386,297	1,497,326,338

Forward Foreign Currency Contracts*	—	(17,485,758)	—	(17,485,758)

Total Investments	$48,183,069	$1,312,271,214	$119,386,297	$1,479,840,580

* Unrealized	appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2017:

	Beginning Balance, as of February 28, 2017	Purchases	Sales	Accrued discounts/ premiums	Net realized gain (loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2017

Variable Rate Senior Loan Interests	$132,896,105	$38,626,959	$(38,532,998)	$(10,094)	$(540,204)	$4,056,942	$7,971,918	$(34,292,230)	$110,176,398

Common Stocks & Other Equity Interests	1,509,310	—	—	—	(42,952)	3,764,867	3,972,185	—	9,203,410

Preferred Stocks	6,553	—	(76)	—	76	(64)	—	—	6,489

Total	$134,411,968	$38,626,959	$(38,533,074)	$(10,094)	$(583,080)	$7,821,745	$11,944,103	$(34,292,230)	$119,386,297

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Dynamic Credit Opportunities Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/15/2017	Barclays Bank PLC	GBP	74,698,751	USD	93,412,450	$96,282,614	$(2,870,164)
06/15/2017	Barclays Bank PLC	USD	54,442,624	GBP	42,502,901	54,783,920	341,296
06/15/2017	Citibank, N.A.	EUR	89,759,096	USD	95,620,365	100,897,212	(5,276,847)
06/15/2017	Citibank, N.A.	SEK	7,427,899	USD	830,040	855,237	(25,197)
06/15/2017	Citibank, N.A.	USD	112,598,047	EUR	103,474,057	116,314,049	3,716,002
06/15/2017	Citibank, N.A.	USD	1,654,157	SEK	14,702,520	1,692,827	38,670
06/15/2017	Goldman Sachs International	EUR	89,765,153	USD	95,636,691	100,904,020	(5,267,329)
06/15/2017	Goldman Sachs International	USD	79,405,758	EUR	72,949,039	82,001,211	2,595,453
06/15/2017	JPMorgan Chase & Co.	SEK	326,469,954	USD	36,214,865	37,589,270	(1,374,405)
06/15/2017	JPMorgan Chase & Co.	USD	36,138,284	SEK	321,001,061	36,959,590	821,306
06/15/2017	Royal Bank of Canada	EUR	90,863,268	USD	96,792,682	102,138,400	(5,345,718)
06/15/2017	Royal Bank of Canada	GBP	2,150,948	USD	2,732,616	2,772,454	(39,838)
06/15/2017	Royal Bank of Canada	SEK	1,805,728	USD	205,082	207,909	(2,827)
06/15/2017	Royal Bank of Canada	USD	101,746,521	EUR	93,964,420	105,624,371	3,877,850
06/15/2017	Royal Bank of Canada	USD	44,284,469	GBP	34,346,798	44,271,148	(13,321)
07/17/2017	Barclays Bank PLC	GBP	33,571,476	USD	43,316,806	43,316,660	146
07/17/2017	Citibank, N.A.	EUR	77,307,287	USD	84,376,599	87,051,153	(2,674,554)
07/17/2017	Citibank, N.A.	GBP	1,300,000	USD	1,678,831	1,677,366	1,465
07/17/2017	Citibank, N.A.	SEK	3,729,968	USD	429,318	430,265	(947)
07/17/2017	Goldman Sachs International	EUR	73,157,297	USD	79,775,106	82,378,094	(2,602,988)
07/17/2017	Goldman Sachs International	USD	558,958	SEK	4,904,507	565,753	6,795
07/17/2017	JPMorgan Chase & Co.	SEK	304,302,419	USD	34,348,359	35,102,367	(754,008)
07/17/2017	JPMorgan Chase & Co.	USD	276,761	SEK	2,420,734	279,240	2,479
07/17/2017	Royal Bank of Canada	EUR	80,464,704	USD	87,957,822	90,606,533	(2,648,711)
07/17/2017	Royal Bank of Canada	GBP	33,410,578	USD	43,118,690	43,109,056	9,634
Total Forward Foreign Currency Contracts—Currency Risk							$(17,485,758)

Currency Abbreviations:

EUR	—	Euro
GBP	—	British Pound Sterling
SEK	—	Swedish Krona
USD	—	U.S. Dollar

Invesco Dynamic Credit Opportunities Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2017:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$11,411,096
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$11,411,096

Derivative Liabilities	Value
Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(28,896,854)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(28,896,854)

Effect of Derivative Investments for the three months ended May 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(7,683,702)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(18,077,334)
Total	$(25,761,036)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$1,265,804,651

Invesco Dynamic Credit Opportunities Fund

NOTE 4 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of May 31, 2017. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount*		Value
Accudyne Industries, LLC	Revolver Loan		$3,111,707	$2,831,654
Allied Universal Holdco, LLC	Incremental Delayed Draw Term Loan		672,888	672,888
Brickman Group Holdings, Inc.	Revolver Loan		579,949	539,352
CH Hold Corp.	Delayed Draw Term Loan		103,911	103,911
Community Health Systems, Inc.	Revolver Loan		1,159,686	1,156,404
Delta Air Lines, Inc.	Revolver Loan		2,194,741	2,178,280
Getty Images, Inc.	Revolver Loan		4,195,778	4,111,862
Hearthside Group Holdings, LLC	Revolver Loan		1,477,841	1,476,710
IAP Worldwide Services	Revolver Loan		1,299,963	1,273,964
ICSH Parent, Inc.	Delayed Draw Term Loan		260,906	260,906
Klockner-Pentaplast of America, Inc.	Revolver Loan	EUR	5,000,000	5,608,547
MacDermid, Inc.	Multicurrency Revolver Loan		1,096,076	1,095,390
MacDermid, Inc.	Revolver Loan		1,096,076	1,095,391
National Vision, Inc.	Revolver Loan		1,743,979	1,604,461
NRG Energy, Inc.	Revolver Loan A		23,094,699	22,916,177
Oberthur Technologies of America Corp.	Term Loan B-2	EUR	3,735,195	4,241,938
Payless, Inc.	DIP Term Loan		531,883	531,883
Post Holdings, Inc.	Revolver Loan		2,282,597	2,281,171
Pret A Manger	Delayed Draw Term Loan	GBP	500,000	647,446
Prime Security Services Borrower, LLC	Revolver Loan		2,034,652	2,033,381
Scientific Games International, Inc.	Multicurrency Revolver Loan		3,155,640	3,068,860
Tackle Group S.a.r.l.	Revolver Loan	EUR	740,826	830,355
THOM Europe S.A.S.	Revolver Loan	EUR	5,444,444	6,116,013
Transtar Holding Co.	Delayed Draw Term Loan		238,845	238,845
TricorBraun, Inc.	Delayed Draw Term Loan		179,922	179,922
Unilabs Diagnostics AB	Revolver Loan	EUR	6,438,814	7,177,235
				$74,272,946
*	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

DIP – Debtor-in-possession

EUR - Euro

GBP - British Pound Sterling

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2017 was $376,112,557 and $361,574,864, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$75,609,063

Aggregate unrealized (depreciation) of investment securities	(107,889,380)

Net unrealized appreciation (depreciation) of investment securities	$(32,280,317)

Cost of investments for tax purposes is $1,529,606,655.

Invesco Dynamic Credit Opportunities Fund

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended May 31, 2017, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount*	Value
Barclays Bank PLC	$ 4,195,778	$ 4,111,863
Citibank, N.A.	3,111,707	2,831,654
Goldman Sachs Lending Partners LLC	4,026,576	3,885,632
Goldman Sachs Lending Partners LLC	EUR 7,000,000	7,863,445
Mizuho Bank, Ltd.	24,290,731	24,102,964
Total		$ 42,795,558

* Principal amounts are denominated in U.S. Dollars unless otherwise noted.

Currency Abbreviations:

EUR — Euro

Invesco Dynamic Credit Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Dynamic Credit Opportunities Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.